Other Commitments with Third Parties and Other Contingent Liabilities - Existing commercial commitments with customers (Details) - Dec. 31, 2025 € in Millions, $ in Millions	EUR (€)	USD ($)
Other Commitments with Third Parties and Other Contingent Liabilities
Commercial Commitments With Customers	€ 31	$ 36
2026
Other Commitments with Third Parties and Other Contingent Liabilities
Commercial Commitments With Customers	5
2027
Other Commitments with Third Parties and Other Contingent Liabilities
Commercial Commitments With Customers	2
Later than two years and not later than five years [member]
Other Commitments with Third Parties and Other Contingent Liabilities
Commercial Commitments With Customers	€ 24